Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Salaries and social security insurance payable(1)	55,188,497	55,003,111	$7,660,814
Promotion service fee(2)	87,567,459	110,977,249	15,456,872
Taxes other than income tax	379,595	—	—
Late fees(3)	9,927,056	10,219,206	1,423,327
Payable for property, plant and equipment	47,579,463	30,549,960	4,254,988
CDC transportation and storage fee	49,976,200	45,314,910	6,311,445
Guarantee deposits(4)	108,795,884	121,848,973	16,971,082
Professional service fees(5)	5,121,970	2,290,725	319,051
Interest payable(6)	6,055,245	4,652,964	648,063
Other(7)	6,945,275	7,214,894	1,004,888
Total	377,536,644	388,071,992	$54,050,530

(1)      This includes unpaid salaries and outstanding social security insurance. Salaries and social security insurance payables consist of the following:

(2)      Promotion service fee primarily is for the vaccine promotion, including design and implementation of academic activities, and collection of market information.

(3)      Late fees primarily are fees for corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact that YS Group failed to pay income tax for calendar 2011 to calendar 2013, taxes other than income tax for calendar 2014 to the beginning of calendar 2021 and social security insurance for calendar 2015 to the beginning of calendar 2021. As of June, 2021, YS Group paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. From fiscal 2022, the late fee is incurred for unpaid social insurance.

(4)      Guarantee deposits primarily are refundable deposits paid to YS Group by external service providers to guarantee us that external service providers will provide us with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.

(5)      Professional service fees primarily are from consultants and other advisors.

(6)      Interest payable primarily is interest and royalties payable to R-Bridge Healthcare Fund, LP.

(7)      Other primarily is employees’ reimbursement and value added tax.

Accrued expenses and other current liabilities consist of the following:
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Salaries and social security insurance payable(1)	57,459,273	55,188,497	$8,031,273
Promotion service fee(2)	64,883,477	87,567,459	12,743,202
Taxes other than income tax	1,171,381	379,595	55,240
Late fees(3)	9,499,595	9,927,056	1,444,629
Payable for property, plant and equipment	48,774,134	47,579,463	6,923,973
CDC transportation and storage fee	35,023,095	49,976,200	7,272,756
Guarantee deposits(4)	94,528,659	108,795,884	15,832,455
Professional service fee(5)	7,758,448	5,121,970	745,372
Interest payable(6)	—	6,055,245	881,186
Other payable(7)	7,653,291	6,945,275	1,010,707
Total	326,751,353	377,536,644	$54,940,793

(1)      This payable includes unpaid salaries and outstanding social security insurance. During fiscal 2023, YS Group paid approximately RMB2.3 million to reduce its payable for salaries and social security insurance. During the period from April 1, 2023 to the date of this report, YS Group paid approximately RMB10.2 million to reduce this payable. Salaries and social security insurance payables consist of the following:

(2)      Promotion service fee primarily represents fees for the vaccine promotion, including design and implementation of academic activities, and collection of market information.

(3)      Late fees primarily represent late fees related to corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact that YS Group failed to pay the income tax related to calendar year 2011 to calendar year 2013, taxes other than income tax related to calendar year 2014 to the beginning of calendar year 2021 and social security insurance related to calendar year 2015 to the beginning of calendar year 2021. As of June, 2021, YS Group has fully paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. From fiscal year 2022, the late fee is incurred for unpaid social insurance.

(4)      Guarantee deposits primarily represented refundable deposits paid to YS Group by external service providers as a measurement to guarantee YS Group that external service providers will provide YS Group with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services don’t assume inventory risk for the vaccines before they are transferred to the end customers.

(5)      Professional service fees primarily represented service fees from consultants and other advisors.

(6)      Interest payable primarily represented interest and royalties payable to R-Bridge Healthcare Fund, LP.

(7)      Other payable primarily represented employees’ reimbursement and value added tax.

Schedule of Salaries and Social Security Insurance Payables	Salaries and social security insurance payables consist of the following:
	March 31, 2023	September 30, 2023	September 30, 2023
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
Salaries	47,390,831	47,586,649	$6,627,852
Social security insurance	7,179,828	6,808,494	948,285
Union Fee	617,838	607,968	84,677
Total	55,188,497	55,003,111	$7,660,814

Salaries and social security insurance payables consist of the following:
	As of March 31,
	2022	2023	2023
	(RMB)	(RMB)	(US$)
Salaries	49,020,045	47,390,831	$6,896,522
Social security insurance	7,732,161	7,179,828	1,044,840
Union Fee	707,067	617,838	89,911
Total	57,459,273	55,188,497	$8,031,273